Investment In Affiliates And Available-For-Sale Securities	6 Months Ended
Jun. 30, 2020
INVESTMENTS IN AVAILABLE-FOR-SALE SECURITIES [Abstract]
INVESTMENTS IN AFFILIATES AND AVAILABLE-FOR-SALE SECURITIES

NOTE 14: INVESTMENT IN AFFILIATES AND AVAILABLE-FOR-SALE SECURITIES

Navios Partners

On August 7, 2007, Navios Holdings formed Navios Partners under the laws of Marshall Islands. Navios GP L.L.C. (the “General Partner”), a wholly owned subsidiary of Navios Holdings, was also formed on that date to act as the general partner of Navios Partners and received a 2.0% general partner interest.

On April 25, 2019, Navios Partners announced a 1-for-15 reverse stock split of its issued and outstanding shares of common units and general partners units. The reverse stock split was effective on May 21, 2019.

In January 2019, the Board of Directors of Navios Partners authorized a common unit repurchase program for up to $50,000 of Navios Partners’ common units over a two-year period. As of June 30, 2020, Navios Partners repurchased 312,952 common units.

In February 2019, Navios Partners issued 25,396 of restricted common units to Navios Partners’ directors and/or officers. Concurrently, Navios Holdings acquired 518 common units in Navios Partners in order to maintain its 2.0% general partner interest for cash consideration of $8.

Following the sale of Navios Partners general partnership interest effected on August 30, 2019, referred in Note 3, as of June 30, 2020, Navios Holdings held a total of 2,070,216 common units representing a 18.5% interest in Navios Partners, and the investment in Navios Partners is accounted for under the equity method. Incentive distribution rights are held by Navios GP L.L.C.

As of June 30, 2020 and December 31, 2019, the unamortized difference between the carrying amount of the investment in Navios Partners and the amount of the Company’s underlying equity in net assets of Navios Partners was $98,270 and $101,492, respectively.

As of June 30, 2020 and December 31, 2019, the carrying amount of the investment in Navios Partners was $31,520 and $35,116, respectively.

Total equity method (loss)/income and amortization of deferred gain of $(1,127) and $902 were recognized in “Equity in net earnings/(losses) of affiliated companies” for the three month periods ended June 30, 2020 and 2019, respectively, and total equity method (loss)/income and amortization of deferred gain of $(2,354) and $3,153 were recognized in “Equity in net earnings/(losses) of affiliated companies” for the six month periods ended June 30, 2020 and 2019, respectively.

Dividends received during each of the three month periods ended June 30, 2020 and 2019 were $621 and $690 and for each of the six month periods ended June 30, 2020 and 2019, were $1,242 and $1,380, respectively.

As of June 30, 2020, the market value of the investment in Navios Partners was $20,102.

Navios Acquisition

In February 2018, the Board of Directors of Navios Acquisition authorized a stock repurchase program for up to $25,000 of Navios Acquisition’s common stock, for two years. Stock repurchases will be made from time to time for cash in open market transactions at prevailing market prices or in privately negotiated transactions. Up to the expiration of the stock repurchase program in February 2020, Navios Acquisition had repurchased 735,251 shares since the program was initiated.

As of June 30, 2020 and December 31, 2019, the unamortized difference between the carrying amount of the investment in Navios Acquisition and the amount of the Company’s underlying equity in net assets of Navios Acquisition was $73,605 and $79,477, respectively and is amortized through “Equity in net earnings/(losses) of affiliated companies” over the remaining life of Navios Acquisition tangible and intangible assets.

As of June 30, 2020 and December 31, 2019, the carrying amount of the investment in Navios Acquisition was $29,182 and $19,894, respectively.

During the three month period ended June 30, 2019, the Company recognized an OTTI loss of $13,543 relating to its investment in Navios Acquisition and the amount was included in “Equity in net earnings/(losses) of affiliated companies”.

Total equity method income/(loss) of $10,650 and $(4,728), excluding OTTI loss, were recognized in “Equity in net earnings/(losses) of affiliated companies” for the three month periods ended June 30, 2020 and 2019, respectively.

Total equity method income/(loss) of $12,207 and $(3,262), excluding OTTI loss, were recognized in “Equity in net earnings/(losses) of affiliated companies” for the six month periods ended June 30, 2020 and 2019, respectively.

Dividends received for each of the three month periods ended June 30, 2020 and 2019 were $1,460 and $2,766, respectively, and for each of the six month periods ended June 30, 2020 and 2019 were $2,919 and $2,919, respectively.

As of June 30, 2020, the market value of the investment in Navios Acquisition was $19,801.

Navios Europe I

On December 18, 2013, Navios Europe I acquired ten vessels for aggregate consideration consisting of (i) cash (which was funded with the proceeds of senior loan facilities (the “Senior Loans I”) and loans aggregating to $10,000 from Navios Holdings, Navios Acquisition and Navios Partners (in each case, in proportion to their economic interests in Navios Europe I) (collectively, the “Navios Term Loans I”) and (ii) the assumption of a junior participating loan facility (the “Junior Loan I”). In addition to the Navios Term Loans I, Navios Holdings, Navios Acquisition and Navios Partners would also make available to Navios Europe I revolving loans up to $24,100 to fund working capital requirements (collectively, the “Navios Revolving Loans I”). In December 2018, the amount of the Navios Revolving Loans I increased by $30,000.

On an ongoing basis, Navios Europe I was required to distribute cash flows (after payment of operating expenses and amounts due pursuant to the terms of the Senior Loans I) according to a defined waterfall calculation.

Navios Holdings had evaluated its investment in Navios Europe I under ASC 810 and concluded that Navios Europe I was a VIE and that it was not the party most closely associated with Navios Europe I and, accordingly, was not the primary beneficiary of Navios Europe I.

Navios Holdings had further evaluated its investment in the common stock of Navios Europe I under ASC 323 and had concluded that it had the ability to exercise significant influence over the operating and financial policies of Navios Europe I and, therefore, its investment in Navios Europe I had been accounted for under the equity method.

The initial amount provided for in Navios Europe I of $4,750 at the inception included the Company’s share of the basis difference between the fair value and the underlying book value of the assets of Navios Europe I, which amounted to $6,763. This difference had been amortized through “Equity in net earnings/(losses) of affiliated companies” over the remaining life of Navios Europe I.

Following the liquidation of Navios Europe I Navios Holdings received the outstanding receivable amount of $13,420, in December 2019. (Note 9).

No income was recognized in “Equity in net earnings/(losses) of affiliated companies” for the three and six month periods ended June 30, 2020 and 2019.

Navios Europe II

On February 18, 2015, Navios Holdings, Navios Acquisition and Navios Partners established Navios Europe II. From June 8, 2015 through December 31, 2015, Navios Europe II acquired 14 vessels for aggregate consideration consisting of: (i) cash (which was funded with the proceeds of a senior loan facility (the “Senior Loans II”) and loans aggregating to $14,000 from Navios Holdings, Navios Acquisition and Navios Partners (in each case, in proportion to their economic interests in Navios Europe II) (collectively, the “Navios Term Loans II”) and (ii) the assumption of a junior participating loan facility (the “Junior Loan II”). In addition to the Navios Term Loans II, Navios Holdings, Navios Acquisition and Navios Partners had agreed to make available to Navios Europe II revolving loans up to $43,500 to fund working capital requirements (collectively, the “Navios Revolving Loans II”). In March 2017, the amount of the Navios Revolving Loans II increased by $14,000. On April 21, 2020, Navios Europe II and the lenders agreed to fully release the liabilities under the Junior Loan II for $5,000. The structure was liquidated in June 2020.

On an ongoing basis, Navios Europe II was required to distribute cash flows (after payment of operating expenses, amounts due pursuant to the terms of the Senior Loans II) according to a defined waterfall calculation.

Navios Holdings had evaluated its investment in Navios Europe II under ASC 810 and concluded that Navios Europe II was a VIE and that it had not the party most closely associated with Navios Europe II and, accordingly, was not the primary beneficiary of Navios Europe II.

Navios Holdings had further evaluated its investment in the common stock of Navios Europe II under ASC 323 and had concluded that it had the ability to exercise significant influence over the operating and financial policies of Navios Europe II and, therefore, its investment in Navios Europe II had been accounted for under the equity method.

The initial amount provided for in Navios Europe II of $6,650, at the inception included the Company’s share of the basis difference between the fair value and the underlying book value of the assets of Navios Europe II, which amounted to $9,419. This difference had been amortized through “Equity in net earnings/(losses) of affiliated companies” over the remaining life of Navios Europe II.

As of March 31, 2020, the Company considered the decline in fair value of its investment in Navios Europe II as OTTI and therefore recognized a loss of $6,650 in the accompanying consolidated statement of comprehensive (loss)/income.

Income of $0 and $591 was recognized in “Equity in net earnings/(losses) of affiliated companies” for the three month period ended June 30, 2020 and 2019, respectively, and income of $0 and $1,151 was recognized for the six month periods ended June 30, 2020 and 2019, respectively.

Navios Containers (Consolidated from November 30, 2018 to August 30, 2019)

Navios Holdings until November 30, 2018 had evaluated its investment in the common stock of Navios Containers under ASC 323 and concluded that it had the ability to exercise significant influence over the operating and financial policies of Navios Maritime Containers Inc. and, therefore, its investment in Navios Maritime Containers Inc. was accounted for under the equity method.

Following the sale of Navios Containers general partnership interest effected on August 30, 2019, referred in Note 3, Navios Holdings evaluated its investment in the common stock of Navios Containers under ASC 323 and concluded that it had the ability to exercise significant influence over the operating and financial policies of Navios Containers and, therefore, its investment in Navios Containers is accounted for under the equity method.

Total equity method (loss)/income of $(77) and $105 was recognized in “Equity in net earnings/(losses) of affiliated companies” for the three and six month periods ended June 30, 2020, respectively.

As of June 30, 2020 and December 31, 2019, the carrying amount of the investment in Navios Containers was $2,787 and $2,682, respectively.

As of June 30, 2020, the market value of the investment in Navios Containers was $1,023.

Following the results of the significant tests performed by the Company, it was concluded that no affiliates met the significant threshold requiring summarized financial information to be presented.

Available-for-sale securities (“AFS Securities”)

During the year ended December 31, 2017, the Company received shares of Pan Ocean Co. Ltd (“STX”) as partial compensation for the claims filed under the Korean court for all unpaid amounts in respect of the employment of the Company’s vessels. The shares were recorded at fair value upon their issuance and subsequent changes in market value are recognized within consolidated statement of comprehensive (loss)/income.

The shares received from STX were accounted for under the guidance for AFS Securities. The Company has no other types of AFS Securities.

As of June 30, 2020 and December 31, 2019, the carrying amount of AFS Securities related to STX was $153 and $189, respectively and was recorded under “Other long-term assets” in the consolidated balance sheet.

For the three month periods ended June 30, 2020 and 2019, the unrealized holding earnings related to these AFS Securities included in “Other (expense)/income, net” were $5 and $19, respectively. For the six month period ended June 30, 2020, the unrealized holding losses related to these AFS Securities included in “Other (expense)/income, net” were $36. For the six month period ended June 30, 2019, the unrealized holding earnings related to these AFS Securities included in “Other (expense)/income, net” were $1.